Consolidated Condensed Balance Sheets (Parentheticals) (Unaudited) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Condensed Balance Sheets Parenthetical
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,126,583	6,585,333	5,520,000
Common stock, shares outstanding	8,126,583	6,585,333	5,520,000